Stock Options (Details 2) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total non-cash stock-based compensation expense	$ 71,191		$ 2,438,983
Employees and Directors Stock Option
Total non-cash stock-based compensation expense					3,396
Non Employee Stock Option [Member]
Total non-cash stock-based compensation expense					11,457
Stock Option Modifications
Total non-cash stock-based compensation expense					$ 14,853